Offerings	Sep. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.598% Senior Secured Notes due 2055
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all registration fees for the registration statement on Form S-3ASR (File No. 333-289101), filed on July 30, 2025 (the "2025 Registration Statement"). This filing fee exhibit is in connection with a final prospectus supplement dated September 8, 2025, filed by the registrant with the Securities and Exchange Commission ("SEC") pursuant to Rule 424(b) of the Securities Act.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Senior Secured Notes of Puget Sound Energy, Inc.
Maximum Aggregate Offering Price	$ 200,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-289101
Carry Forward Initial Effective Date	Jul. 30, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 18,540.00
Offering Note	On August 8, 2022, the registrant filed a registration statement on Form S-3 (File No. 333-266649) (the "Prior Registration Statement") with the SEC registering an aggregate principal amount of $1,400,000,000 of senior secured notes, for which a filing fee of $129,780 was paid. The Prior Registration Statement was declared effective by the SEC on August 23, 2022. On May 16, 2023, the registrant filed a prospectus supplement pursuant to Rule 424(b)(5) to register the issuance of senior secured notes in an aggregate principal amount of $400,000,000 and on June 5, 2024, the registrant filed a prospectus supplement pursuant to Rule 424(b)(5) to register the issuance of senior secured notes in an aggregate principal amount of $800,000,000. As of July 30, 2025, the registrant had not sold any additional senior secured notes registered for sale pursuant to the Prior Registration Statement. Pursuant to the 2025 Registration Statement, the registrant registered the offer and sale of the remaining $200,000,000 aggregate principal amount of senior secured notes that had not been sold pursuant to the Prior Registration Statement (the "Unsold Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, the Unsold Securities are being carried forward and the $18,540 filing fee previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities under this prospectus supplement.